Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 24.7	€ 23.5
Current Trade Receivables, Reduction in Trade Terms	192.1	222.2
Current trade payables, relating to trade terms	(154.5)	(112.4)
Total trade terms liabilities	(346.6)	(334.6)
Current assets
Trade receivables	295.7	282.9
Prepayments and accrued income	16.9	15.0
Other receivables	38.2	36.7
Total current trade and other receivables	350.8	334.6
Non-current assets
Other non-current assets	7.0	8.6
Total non-current trade and other receivables	7.0	8.6
Total trade and other receivables	€ 357.8	€ 343.2